CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major customers

Details of the customers accounting for 10% or more of the Company’s total revenues are as follows:

	For the Years Ended June 30,
	2026		2025		2024
Customer A	$2,752,442	35.9%	$-	-	$-	-
Customer B	1,246,577	16.3%	-	-	-	-
Customer C	-	-	1,660,833	15.0%	-	-
Customer D	-	-	-	-	2,956,966	27.4%
Customer E	-	-	-	-	1,105,385	10.2%
Total	$3,999,019	52.2%	$1,660,833	15.0%	$4,062,351	37.6%

Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of June 30,
	2026		2025
Customer F	1,335,848	10.6%	1,278,173	8.0%
Total	$1,335,848	10.6%	$1,278,173	8.0%